Stockholders'Deficit and Preferred Stock Subject to Redemption - Summary of weighted average assumptions for employee option (Details 1) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Volatility factor	75.00%	75.00%
Risk-free interest rate		1.93%
Expected term (years)		6 years 6 months
Weighted-average fair value of options granted during the periods	$ 2.69	$ 1.27
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.68%
Expected term (years)	6 years 3 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.85%
Expected term (years)	6 years 6 months